Related party transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of related party balances

Related party balances are summarized as follows:

	As of September 30,
	2025	2024
Due from former affiliates	$—	$277
Due from shareholders related to acquisitions	—	92
Total due from related parties	$—	$369
Due to former affiliates	—	(195)
Due to shareholders related to acquisitions	—	(93)
Ending due from related shareholders	$—	$81